Accounts Payable And Accrued Liabilities (Tables)	12 Months Ended
Aug. 31, 2022
Accounts Payable And Accrued Liabilities [Abstract]
Schedule Of Accounts Payable And Accrued Liabilities

	2022 $	2021 $

Trade	133	112

Program rights	3	4

Accrued liabilities	422	521

Accrued network fees	117	117

Interest and dividends	260	210

Related parties (note 29)	24	24

	959	988